Lease - Lessee	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Lease - Lessee
Note 12 – Lease - Lessee

ITAÚ UNIBANCO HOLDING is the lessee mainly of properties for use in its operations, which include renewal options and restatement clauses. During the period ended December 31, 2020, total cash outflow with lease amounted to R$ 673. Lease agreements in the amount of R$ 455 were renewed. There are no relevant sublease agreements.

Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, is presented below:

	12/31/2020	12/31/2019
Up to 3 months	333	320
3 months to 1 year	945	886
From 1 to 5 years	2,830	2,457
Over 5 years	1,930	1,135

Total Financial Liability	6,038	4,798

Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2020	01/01 to 12/31/2019
Sublease revenues	8	12
Depreciation expenses	(1,209)	(1,060)
Interest expenses	(227)	(271)
Lease expenses for low value assets	(87)	(82)
Variable expenses not include in lease liabilities	(66)	(81)

Total	(1,581)	(1,482)

In the period from 01/01 to 12/31/2020, there was no impairment adjustment (R$ (175) from 01/01 to 12/31/2019), recorded under the heading General and Administrative Expenses.